1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103-2921	& Bockius LLP
Tel: 215.963.5000	Counselors at Law
Fax: 215.963.5001
February 9, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Schwab Annuity Portfolios — Post-Effective Amendment No. 24 File Nos. 033-74534 and 811-08314
Ladies and Gentlemen:
Our client, Schwab Annuity Portfolios (the “Trust”), has enclosed, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A, together with all Exhibits thereto. This filing is made pursuant to Rule 485(a)(1) under the Act for the purpose of revising the Registration Statement to comply with the new Form N-1A requirements.
Please contact me at 215.963.5598 with any questions or comments.
Sincerely,

/s/ Sean Graber
Sean Graber